Long-Term Loan from Related Party	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
LONG-TERM LOAN FROM RELATED PARTY

NOTE 9 - LONG-TERM LOAN FROM RELATED PARTY:

a.	Composition:

	December 31
	2021	2020
	in USD thousands
Loans from David Leb, Board member	1,102	1,062
Less - current maturities	(220)	-
Total long-term loans	882	1,062

b.	Change during the year:

	Year ended December 31
	2021	2020	2019
	in USD thousands
Beginning of year	1,062	1,024	1,000
Interest expenses	40	38	24
End of year	1,102	1,062	1,024

c.	Additional disclosure:

Eco Wave Power Ltd. has entered into two loan agreements with a shareholder and a Board member, David Leb, a related party, amounting to $1,102 at December 31, 2021 (denominated in USD). The liability is classified as a non-current and as a current liability to a related party in the statement of financial position.

1)	The first loan agreement relates to an amount of $200. The loan agreement is subject to an annual interest rate of 4%, calculated on the total debt including accrued interest. The loan is presented as a short-term loan as it is due in 2022.

2)	The second loan agreement relates to an amount of $800. Under the loan agreement, the credit period is 36 months and if the loan is not repaid within the credit period, an interest rate of 4% applies. The agreement does not specify specific repayment dates. It is Eco Wave Power Ltd.’s intention to not repay the loan within the 36 months period. Therefore, Eco Wave Power Ltd. accrues interest on the loan. Pursuant to a side letter from Mr. Leb dated December 31, 2021, the repayment of the loan will depend on the Company’s financial condition and any demand to repay the loan will not be made prior to January 2023.